AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Corporate Bonds and Notes - 45.6%			CDW LLC / CDW Finance Corp.
			5.000%, 09/01/25	$45,000	$46,884
Financials - 16.4%			5.500%, 12/01/24 [1]	276,000	305,256
Aircastle, Ltd.			Charter Communications Operating LLC / Charter
5.000%, 04/01/23	$305,000	$326,832	Communications Operating Capital
Ally Financial, Inc.			4.908%, 07/23/25	313,000	343,608
8.000%, 11/01/31	237,000	328,837	Cheniere Corpus Christi Holdings LLC
American Tower Corp.			5.125%, 06/30/27	160,000	175,500
4.400%, 02/15/26	322,000	353,169	CommonSpirit Health
Bank of America Corp., MTN			3.347%, 10/01/29	338,000	342,431
3.875%, 08/01/25	492,000	530,696	Crown Americas LLC / Crown
Boston Properties, LP			Americas Capital Corp. IV
3.400%, 06/21/29	338,000	353,991	4.500%, 01/15/23	258,000	271,545
CIT Group, Inc.			Crown Americas LLC / Crown
6.125%, 03/09/28	300,000	351,750	Americas Capital Corp. V
			4.250%, 09/30/26[1]	62,000	64,403
Crown Castle International Corp.
4.300%, 02/15/29 [1]	315,000	348,067	CVS Health Corp.
CyrusOne, LP / CyrusOne Finance Corp.			5.125%, 07/20/45	315,000	357,596
5.000%, 03/15/24	169,000	175,337	Exelon Corp.
The Goldman Sachs Group, Inc.			4.950%, 06/15/35	225,000	263,740
3.500%, 11/16/26	509,000	529,182	Fidelity National Information Services, Inc.
Host Hotels & Resorts, LP			Series 10Y
Series C			4.250%, 05/15/28	303,000	338,252
4.750%, 03/01/23	298,000	317,113	The George Washington University
Iron Mountain US Holdings, Inc.			Series 2018
5.375%, 06/01/26 [2]	156,000	162,240	4.126%, 09/15/48	475,000	567,731
JPMorgan Chase & Co.			Hilton Domestic Operating Co, Inc.
2.950%, 10/01/26	339,000	347,867	4.250%, 09/01/24	342,000	349,268
MGM Resorts International			Kaiser Foundation Hospitals
7.750%, 03/15/22 [1]	303,000	339,742	3.150%, 05/01/27	347,000	365,820
Morgan Stanley			Kinder Morgan, Inc.
(3 month LIBOR + 1.628%)			4.300%, 03/01/28	325,000	352,759
4.431%, 01/23/30 [3]	464,000	521,550	Lennar Corp.
			4.750%, 05/30/25	20,000	21,446
National Rural Utilities Cooperative			4.750%, 11/15/22 [4]	289,000	304,895
Finance Corp., MTN
3.250%, 11/01/25	325,000	341,291	McDonald's Corp., MTN
			3.700%, 01/30/26	312,000	335,150
Visa, Inc.
4.300%, 12/14/45	309,000	383,995	Microsoft Corp.
			3.750%, 02/12/45	156,000	178,953
Total Financials		5,711,659
			Murphy Oil USA, Inc.
Industrials - 28.2%			5.625%, 05/01/27	150,000	159,000
The ADT Security Corp.			Netflix, Inc.
6.250%, 10/15/21	142,000	151,940	4.375%, 11/15/26	170,000	172,644
AECOM			Nokia Oyj (Finland)
5.875%, 10/15/24	169,000	184,337	4.375%, 06/12/27	168,000	175,980
AT&T, Inc.			Northrop Grumman Corp.
4.250%, 03/01/27	308,000	335,379	3.200%, 02/01/27	332,000	347,952
Automatic Data Processing, Inc.			NuStar Logistics, LP
3.375%, 09/15/25	495,000	530,723	6.750%, 02/01/21	147,000	153,924
Ball Corp.			Parker-Hannifin Corp.
4.875%, 03/15/26	162,000	176,783	3.250%, 06/14/29	327,000	341,359

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

Industrials - 28.2% (continued)			FNMA
			3.500%, 11/01/42 to 03/01/46	$1,378,249	$1,448,813
PulteGroup, Inc.			4.000%, 12/01/33 to 10/01/43	3,274,356	3,486,336
5.500%, 03/01/26	$165,000	$180,881	4.500%, 05/01/39 to 04/01/41	3,107,418	3,362,982
RELX Capital, Inc.			5.000%, 11/01/43	267,276	295,055
4.000%, 03/18/29	332,000	362,678	Total Fannie Mae		9,371,963
T-Mobile USA, Inc. , Contingent Value Bond			Freddie Mac - 8.5%
0.000%, *,5,6	207,000	0
			FHLMC Gold Pool
Toll Brothers Finance Corp.			3.000%, 01/01/43	362,421	373,785
4.375%, 04/15/23 [1]	169,000	177,873	3.500%, 02/01/30	409,770	428,647
United Rentals North America, Inc.			5.000%, 10/01/36	1,013,862	1,121,114
6.500%, 12/15/26	160,000	174,920	FHLMC Multifamily Structured Pass Through
Verizon Communications, Inc.			Certificates
3.875%, 02/08/29	652,000	716,090	Series K071, Class A2
			3.286%, 11/25/27	641,000	695,110
Waste Management, Inc.			Series K076, Class A2
3.450%, 06/15/29	331,000	357,760	3.900%, 04/25/28	301,000	340,333
WESCO Distribution, Inc.			Total Freddie Mac		2,958,989
5.375%, 06/15/24	170,000	176,375	U. S. Treasury Obligations - 9.8%
Total Industrials		9,861,835
			United States Treasury Bonds
Utilities - 1.0%			3.500%, 02/15/39	565,000	707,960
Northern States Power Co.			4.500%, 02/15/36	1,197,000	1,650,504
2.900%, 03/01/50	359,000	348,113	United States Treasury Notes
Total Corporate Bonds and Notes			2.000%, 11/30/22	509,000	515,492
(Cost $15,232,193)		15,921,607	6.250%, 08/15/23	486,000	571,411
Municipal Bonds - 7.9%			Total U. S. Treasury Obligations		3,445,367
California State General Obligation,			Total U. S. Government and Agency Obligations
School Improvements			(Cost $15,380,249)		15,776,319
7.550%, 04/01/39	435,000	720,578	Short-Term Investments - 3.9%
County of Miami-Dade FL Aviation			Joint Repurchase Agreements - 3.0%[7]
Revenue, Series C			Cantor Fitzgerald Securities, Inc. , dated 09/30/19,
4.280%, 10/01/41	470,000	515,693	due 10/01/19, 2.400% total to be received
JobsOhio Beverage System, Series B			$35,163 (collateralized by various
3.985%, 01/01/29	295,000	325,857	U. S. Government Agency Obligations and
JobsOhio Beverage System, Series B			U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -
4.532%, 01/01/35	30,000	36,183	07/15/61, totaling $35,864)	35,161	35,161
Los Angeles Unified School District,			RBC Dominion Securities, Inc. , dated 09/30/19,
School Improvements			due 10/01/19, 2.370% total to be received
5.750%, 07/01/34	380,000	495,718	$1,000,066 (collateralized by various
			U. S. Government Agency Obligations and
Metropolitan Transportation Authority,			U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
Transit Improvement			09/01/49, totaling $1,020,000)	1,000,000	1,000,000
6.668%, 11/15/39	235,000	340,954	Total Joint Repurchase Agreements		1,035,161
University of California, University & College
Improvements, Series BD
3.349%, 07/01/29	315,000	344,509
Total Municipal Bonds
(Cost $2,586,387)		2,779,492
U. S. Government and Agency Obligations -
45.1%
Fannie Mae - 26.8%
FNMA
3.000%, 06/01/34 to 03/01/47	758,145	778,777

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares		Value
Other Investment Companies - 0.9%			Total Investments - 102.5%
Dreyfus Government Cash Management Fund,			(Cost $34,558,556)				$35,837,145
Institutional Shares, 1.85% [8]	107,107	$107,107	Other Assets, less Liabilities - (2.5)%				(888,937)
Dreyfus Institutional Preferred Government			Net Assets - 100.0%				$34,948,208
Money Market Fund, Institutional Shares,
1.90%[8]	107,107	107,107
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.87% [8]	110,352	110,352
Total Other Investment Companies		324,566
Total Short-Term Investments
(Cost $1,359,727)		1,359,727

* Non-income producing security.			[5] Escrow shares
[1] Some of these securities, amounting to $998,768 or 2.9% of net assets, were out on			[6] Security's value was determined by using significant unobservable inputs.
loan to various borrowers and are collateralized by cash. See below for more			[7] Cash collateral received for securities lending activity was invested in these joint
information.			repurchase agreements.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			[8] Yield shown represents the September 30, 2019, seven day average yield, which refers
security may be resold in transactions exempt from registration, normally to qualified			to the sum of the previous seven days' dividends paid, expressed as an annual
buyers. At September 30, 2019, the value of these securities amounted to $162,240 or			percentage.
0.5% of net assets.			FHLMC	Freddie Mac
[3] Variable rate security. The rate shown is based on the latest available information as of
			FNMA	Fannie Mae
September 30, 2019. Certain variable rate securities are not based on a published
reference rate and spread but are determined by the issuer or agent and are based on			LIBOR	London Interbank Offered Rate
current market conditions. These securities do not indicate a reference rate and			MTN	Medium-Term Note
spread in their description above.
[4] Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
				Level 1	Level 2	Level 3	Total
Investments in Securities
[H1]Corporate Bonds and Notes				—	$15,921,607	—	$15,921,607
[H2]Industrials				—	9,861,835	$0	9,861,835
[H2]Financials				—	5,711,659	—	5,711,659
[H2]Utilities				—	348,113	—	348,113
Municipal Bonds †				—	2,779,492	—	2,779,492
U. S. Government and Agency Obligations †				—	15,776,319	—	15,776,319
Short-Term Investments
Joint Repurchase Agreements				—	1,035,161	—	1,035,161
Other Investment Companies				$324,566	—	—	324,566
Total Investments in Securities				$324,566	$35,512,579	$0	$35,837,145

† All Municipal bonds, and U. S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of Municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

At September 30, 2019, the Level 3 corporate bond was received as a result of a corporate action on June 12, 2019. The security's value was determined by using significant unobservable inputs.
For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$998,768	$1,035,161	—	$1,035,161

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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